Borrowings and other financial liabilities - Convertible notes narrative (Details) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Convertible Notes - AgCentral and Nabors Lux | Average Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	22.63%	24.31%
Convertible Notes 3, 4, and 5
Disclosure of detailed information about borrowings [line items]
Ordinary shares eligible for conversion per note (in shares)	1
Borrowings interest payable, term	12 months
Interest payment settlement period by Vast, within period	18 months
Interest payment settlement period by Noteholder, after period	18 months
Convertible Notes 3, 4, and 5 | Coupon Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%
Senior Convertible Note
Disclosure of detailed information about borrowings [line items]
Borrowings interest payable, term	6 months
Conversion price discount rate	25.00%
Conversion price (in dollars per share)	$ 10.20
Borrowings term	18 months
Senior Convertible Note | Senior Notes Interest Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%